GOING CONCERN AND MANAGEMENT’S CAPITAL RAISING EVENTS	12 Months Ended
Dec. 31, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
GOING CONCERN AND MANAGEMENT’S CAPITAL RAISING EVENTS

NOTE 2 — GOING CONCERN AND MANAGEMENT’S CAPITAL RAISING EVENTS

During the year ended December 31, 2025, the Company sustained a net loss of $6,194,217 and had net cash used in operating activities of $1,561,456. As of December 31, 2025, the Company had an accumulated deficit of $17,327,110 and a working capital deficit of $1,994,231. These conditions raise substantial doubt about the Company’s ability to continue as a going concern for one year from the issuance of the consolidated financial statements.

To date, the Company has funded its operating activities through sales of debt and equity securities and revenues generated from business operations. During the year ended December 31, 2025, the Company received proceeds of $750,000 from the issuance of convertible promissory notes to a related party and $242,308 from the issuance of notes and loans payable to related parties.

Management has executed and continues to evaluate several strategic financing initiatives in order to address its liquidity requirements and support ongoing operations including:

●	Public Equity Offering: On March 16, 2026, the Company completed a registered public offering for gross proceeds of approximately $6,000,000. The proceeds provided additional liquidity to fund the Company’s operations and strategic initiatives, including a $2,500,000 non-interest-bearing loan to BlockFuel Energy Inc. (“BFE”).

●	Convertible Promissory Note: On August 25, 2026, the Company issued a Convertible Promissory Note to ClearThink Capital Partners, LLC with a principal amount of $1,150,000 (including a purchase price of $1,000,000 and an original issue discount of $150,000) maturing on August 25, 2027. The Note carries a one-time interest charge of 10% ($115,000) applied on the issue date and is convertible into ordinary shares at the option of the holder upon the earlier of the effectiveness of a registration statement or six months from issuance, at a conversion price equal to 80% of the lowest closing price during the five trading days prior to conversion, subject to a floor price.

●	Revenue Growth and Cash Management Initiatives: Management continues to focus on growing revenues across core beverage distribution channels, optimizing operating efficiency, and managing cash outflows.

The outcome of management’s plans cannot be determined with any degree of certainty. Accordingly, the accompanying consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and satisfaction of liabilities in the normal course of business for one year from the date the consolidated financial statements are issued. The carrying amounts of assets and liabilities presented in the consolidated financial statements do not necessarily purport to represent realizable or settlement values. The consolidated financial statements do not include any adjustments that might result should the Company be unable to continue as a going concern.